Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consist of the following:

(In thousands)	December 31, 2020	December 31, 2021
Computers	850	672
Server & switch	1,276	1,382
Office equipment	1,442	1,685
Wi-Fi terminals for data connectivity services	11,863	9,632
Leasehold improvement	555	589
Total original costs	15,986	13,960
Less: accumulated depreciation	(12,957)	(12,164)
Net book value	3,029	1,796